Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2018
John Keeler & Co., Inc. [Member]
Schedule of Stock Option Activity

Stock Options
	Options	Average Price	Average Life (in Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2017	-	$-
Granted	104	10,000.00
Exercised	-
Forfeited/Expired	-
Outstanding as of September 30, 2018	104	$10,000.00	9.50	$-

Exercisable at September 30, 2018	-	-		$-